              As filed with the Securities and Exchange Commission
                              on September 3, 2004
                      Registration No. 333-40265; 811-08481

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            ------------------------
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

                       Post-Effective Amendment No. 16                  [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]

                              Amendment No. 17                          [X]

                        (Check appropriate box or boxes)

                        --------------------------------
                         NATIONS SEPARATE ACCOUNT TRUST
                        (formerly Nations Annuity Trust)
               (Exact Name of Registrant as specified in Charter)
                             101 South Tryon Street
                         Charlotte, North Carolina 28255
          (Address of Principal Executive Offices, including Zip Code)

       ------------------------------------------------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                                Robert B. Carroll
                         c/o Bank of America Corporation
                            One Bank of America Plaza
                             101 South Tryon Street
                         Charlotte, North Carolina 28255
                     (Name and Address of Agent for Service)
                                 With copies to:

        Marco E. Adelfio, Esq.                    Burton M. Leibert, Esq.
        Steven G. Cravath, Esq.                   Willkie Farr & Gallagher
        Morrison & Foerster LLP                   787 Seventh Avenue
        2000 Pennsylvania Ave., N.W.              New York, New York 10019
        Suite 5500
        Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to Rule 485(b); or        [ ] on (date) pursuant to Rule 485(b), or

[X] 60 days after filing pursuant to Rule 485(a), or           [ ] on (date) pursuant to Rule 485(a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)          [ ] on (date) pursuant to paragraph (a)(2) of
                                                                   Rule 485

                                EXPLANATORY NOTE

      The Registrant is filing this Post-Effective Amendment No. 16 under the 1933 Act to the Company's Registration Statement on Form N-1A in order to make certain changes to the principal investment strategies of Nations Asset Allocation Portfolio and Nations Marsico MidCap Growth Portfolio (formerly, Nations MidCap Growth Portfolio) and to reflect the addition of an investment sub-adviser to be responsible for the day-to-day investment decisions for Nations Marsico MidCap Growth Portfolio. With the exception of the portions of Part A and Part B included in this filing, Part A and Part B of the Trust's Registration Statement are hereby incorporated by reference to Post-Effective Amendment No. 15, filed April 30, 2004.

                         NATIONS SEPARATE ACCOUNT TRUST
                              CROSS REFERENCE SHEET

Part A
Item No.                                                                        Prospectus
1.   Front and Back Cover Pages............................................     Front and Back Cover Pages

2.   Risk/Return Summary: Investments, Risks,
     and Performance ......................................................     About the Portfolios

3.   Risk/Return Summary: Fee Table........................................     About the Portfolios

4.   Investment Objectives, Principal Investment
     Strategies, and Related Risks.........................................     About the Portfolios; Other
                                                                                Important Information

5.   Management, Organization, and
     Capital Structure.....................................................     How the Portfolios are Managed;
                                                                                About Your Investment: Information
                                                                                for Investors

6.   Shareholder Information...............................................     About Your Investment: Information
                                                                                for Investors

7.   Distribution Arrangements ............................................     About Your Investment: Information
                                                                                for Investors

8.   Financial Highlights Information .....................................     About Your Investment: Financial
                                                                                Highlights

Part B
Item No.

9.   Cover Page and Table of Contents......................................     Cover Page and Table of Contents

10.  Fund History..........................................................     History of the Trust

11.  Description of the Fund and
     Its Investments and Risks.............................................     Description of the Portfolios and
                                                                                Their Investments and Risks

12.  Management of the Fund................................................     Management of the Trust

13.  Control Persons and Principal
     Holders of Securities.................................................     Control Persons and Principal
                                                                                Holders of Securities

14.  Investment Advisory and Other Services................................     Investment Advisory and Other
                                                                                Services

15.  Brokerage Allocation and Other Practices..............................     Brokerage Allocation and
                                                                                Other Practices
16.  Capital Stock and Other
     Securities ...........................................................     Capital Stock

17.  Purchase, Redemption and Pricing
     of Shares.............................................................     Purchase, Redemption and
                                                                                Pricing of Shares

18.  Taxation of the Fund..................................................     Information Concerning
                                                                                Taxes

19.  Underwriters..........................................................     Underwriter Compensation and Payments

20.  Calculation of Performance Data.......................................     Portfolio Performance

21.  Financial Statements..................................................     Independent Accountant and Reports

Part C
Item No.                                                                        Other Information

                                                                                Information required to be included in
                                                                                Part C is set forth under the appropriate
                                                                                Item, so numbered in Part C contained herein

NATIONS ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE ADVISER

BACAP IS THIS PORTFOLIO'S ADVISER. BACAP'S INVESTMENT STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE EQUITY PORTION OF THE PORTFOLIO. BACAP'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FIXED INCOME AND MONEY MARKET PORTIONS OF THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT BACAP STARTING ON PAGE 50.

WHAT IS AN ASSET ALLOCATION PORTFOLIO?

THIS ASSET ALLOCATION PORTFOLIO INVESTS IN A MIX OF EQUITY AND FIXED INCOME SECURITIES, AND CASH EQUIVALENTS.

EACH OF THESE "ASSET CLASSES" HAS DIFFERENT RISK/RETURN CHARACTERISTICS. THE PORTFOLIO MANAGEMENT TEAM CHANGES THE MIX BASED ON ITS ASSESSMENT OF THE EXPECTED RISKS AND RETURNS OF EACH CLASS.

ASSET ALLOCATION PORTFOLIOS LIKE THIS ONE CAN PROVIDE A DIVERSIFIED ASSET MIX FOR YOU IN A SINGLE INVESTMENT.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks to obtain long-term growth from capital appreciation, and dividend and interest income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Portfolio invests in a mix of equity and fixed income securities, as well as cash equivalents, including U.S. government obligations, commercial paper and other short-term, interest-bearing instruments.

The team uses asset allocation and active security selection as its principal investment approach. The team actively allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class.

The equity securities the Portfolio invests in are primarily common stocks of medium and large-sized companies whose market capitalizations typically are at least $1 billion and that are believed to have potential for long-term growth.

In selecting investments for the equity portion of the Fund, the team uses quantitative analysis to evaluate the attractiveness of each potential investment generally selected from the universe of companies included in the Russell 1000 Index. The team may examine a wide variety of factors classified as value measures (forward price-to-earnings, trailing price-to-earnings, book value-to-price, price-to-cash flow, etc.), growth measures (earnings growth, revenue growth, etc.), price momentum and earnings momentum (earnings change, estimate revision, earnings surprise, etc.), among others.

The fixed income securities the Portfolio invests in are primarily investment grade bonds and notes. The Portfolio may invest up to 10% of its total assets in high yield debt securities which are often referred to as "junk bonds." The Portfolio normally invests at least 25% of its assets in senior securities. The Portfolio may also invest up to 35% of its assets in mortgage-backed and asset-backed securities.

In the fixed income portion of its portfolio, the Portfolio may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Portfolio may use futures, interest rate swaps, total return swaps, options, and other derivative instruments to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in an underlying asset.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team may sell a security when the Portfolio's asset allocation changes, if there is a deterioration in the issuer's financial situation, when the team believes other investments are more attractive, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Asset Allocation Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.

      - STOCK MARKET RISK -- The value of the stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - INTEREST RATE RISK -- The prices of the Portfolio's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- The Portfolio could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Portfolio invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - DERIVATIVES RISK -- The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Portfolio's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Portfolio. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      - MORTGAGE-RELATED RISK -- The value of the Portfolio's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields. Mortgage-backed securities are most commonly issued or guaranteed by the Government

        National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, but may also be issued or guaranteed by other private issuers. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

      - ASSET-BACKED SECURITIES RISK -- Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Portfolio's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

      - INVESTMENT IN OTHER NATIONS FUNDS -- The Portfolio may pursue its high yield securities strategy by investing in High Yield Portfolio rather than directly in high yield securities. High Yield Portfolio is a registered investment company in the Nations Funds Family whose interests are offered by private placements only. BACAP and its affiliates may be entitled to reimbursement for certain expenses from High Yield Portfolio in addition to the fees which they are entitled to receive from Nations Asset Allocation Portfolio for services provided directly. The Portfolio may also pursue its fixed income securities strategy by investing in Nations Bond Fund. BACAP and its affiliates are entitled to receive fees from Nations Bond Fund for providing advisory and other services, in addition to the fees which they are entitled to receive from Nations Asset Allocation Portfolio for services provided directly. BACAP and its affiliates may waive fees which they are entitled to receive from either High Yield Portfolio or Nations Bond Fund.

NATIONS MARSICO MIDCAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

BACAP IS THIS PORTFOLIO'S ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS ITS SUB-ADVISER. CORYDON J. GILCHRIST IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT MARSICO CAPITAL AND MR. GILCHRIST ON PAGE 51.

WHAT IS A MIDCAP GROWTH PORTFOLIO?

A MIDCAP GROWTH PORTFOLIO INVESTS IN MEDIUM-SIZED COMPANIES WHOSE EARNINGS ARE EXPECTED TO GROW OR TO CONTINUE GROWING. THESE COMPANIES MAY BE EXPANDING IN EXISTING MARKETS, ENTERING INTO NEW MARKETS, DEVELOPING NEW PRODUCTS OR INCREASING THEIR PROFIT MARGINS BY GAINING MARKET SHARE OR STREAMLINING THEIR OPERATIONS.

THESE COMPANIES CAN HAVE BETTER POTENTIAL FOR RAPID EARNINGS THAN LARGER COMPANIES. THEY MAY, HOWEVER, HAVE A HARDER TIME SECURING FINANCING AND MAY BE MORE SENSITIVE TO A SETBACK IN SALES THAN LARGER, MORE ESTABLISHED COMPANIES.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks long-term capital growth by investing primarily in equity securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Portfolio will invest at least 80% of its assets in U.S. companies whose market capitalizations are within the range of companies within the Russell MidCap Growth Index (currently between $613 million and $18 billion, but subject to change due to market fluctuations) and that are believed to have the potential for long-term growth. The Portfolio generally holds a core position of between 50 and 75 equity securities. The Portfolio may hold up to
                   15% of its assets in foreign securities.

The Portfolio may also invest in non-equity securities (which aren't part of its principal investment strategies), but it won't hold more than 10% of its assets in any one type of these non-equity securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends that Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes that may include factors such as the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit Marsico Capital to attempt to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to attempt to replicate and describe a company's past, present and future performance. The models include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Marsico MidCap Growth Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      - FOREIGN INVESTMENT RISK -- Because the Portfolio may invest up to 15% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

                       STATEMENT OF ADDITIONAL INFORMATION

                         NATIONS SEPARATE ACCOUNT TRUST

                         Nations MidCap Growth Portfolio

                May 1, 2004, as supplemented on November 2, 2004

      The Board of Trustees (the "Board") of Nations Separate Account Trust (the "Trust") has approved a change in name for the Nations MidCap Growth Portfolio (the "Portfolio") to Nations Marsico MidCap Growth Portfolio. In connection, the Board also approved an investment sub-advisory contract among BACAP, Marsico Capital Management, LLC ("Marsico Capital") and the Trust, on behalf of the Portfolio. The Board also approved certain changes to the Portfolio's non-principal investment strategies.

      Accordingly, the following changes to the Portfolio's statement of additional information are made:

      1. The term "Marsico MidCap Growth Portfolio" is added as a defined term in Appendix B of the Portfolio's statement of additional information with its full meaning appearing as "Nations Marsico MidCap Growth Portfolio."

      2. References in the Portfolio's statement of additional information to "MidCap Growth Portfolio" are changed to "Marsico MidCap Growth Portfolio."

      3. The information in the Portfolio's statement of additional information under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - Investment Adviser and Sub-Advisers" relating to Marsico Capital is supplemented with the following underlined information:

            "Marsico Capital is investment sub-adviser to Marsico MidCap Growth Portfolio, Marsico 21st Century Portfolio, Marsico Focused Equities Portfolio, Marsico Growth Portfolio and Marsico International Opportunities Portfolio. It is also co-investment sub-adviser to approximately half of the assets of the International Equity Master Portfolio. Marsico Capital is located at 1200 17th Street, Suite 1300, Denver, CO 80202. Thomas F. Marsico is Chairman and Chief Executive Officer of Marsico Capital. Prior to forming Marsico Capital in September 1997, Mr. Marsico had 18 years of experience as a securities analyst/portfolio manager. Marsico Capital is a wholly-owned subsidiary of Bank of America."

      4. The information in the Portfolio's statement of additional information under the heading "DESCRIPTIONS OF THE PORTFOLIOS' INVESTMENTS AND THEIR RISKS - Permissible Portfolio Investments and Investment Techniques - The Stock Portfolios - MidCap Growth Portfolio" is deleted and the following information is added under the new heading "DESCRIPTIONS OF THE PORTFOLIOS' INVESTMENTS AND THEIR RISKS - Permissible Portfolio Investments and Investment Techniques - The Stock Portfolios - Marsico MidCap Growth Portfolio":

            "In addition to the types of securities described in the prospectus for this Portfolio, and consistent with its investment policies, objective and strategies, the Portfolio may invest in the following types of securities only in amounts of less than 10% of its total assets in each case and not in the aggregate: convertible securities; corporate debt securities; derivatives, including futures, options, linked securities and structured products, stripped securities, warrants and swap contracts; foreign securities (other than the types described in the prospectus), including forward foreign currency exchange contracts; high yield/lower-rated debt securities; private placements and other restricted securities; preferred stock; zero-coupon, pay-in-kind and step-coupon securities; provided however, that if any such security type is listed in the Portfolio's prospectus as part of a principal investment strategy, this 10% limitation shall not apply."

                         NATIONS SEPARATE ACCOUNT TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33RD FLOOR
                               CHARLOTTE, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 22. EXHIBITS

            All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-40265; 811-08481)

EXHIBIT LETTER              DESCRIPTION
--------------              -----------
(a)                         Articles of Incorporation:

(a)(1)                      Amended and Restated Declaration of Trust dated
                            February 5, 1998, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

(b)                         Bylaws:

(b)(1) Amended and Restated Bylaws dated February 5, 1998, last amended February 22, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed
                            April 30, 2001.

(c)                         Instruments Defining Rights of Securities Holders:

                            Not Applicable

(d)                         Investment Advisory Contracts:

(d)(1)                      Investment Advisory Agreement between Banc of
                            America Capital Management, LLC ("BACAP") and
                            Nations Separate Account Trust (formerly Nations
                            Annuity Trust) ("Registrant") dated January 1, 2003, incorporated by reference to Post-Effective
                            Amendment No. 12, filed April 30, 2003.

EXHIBIT LETTER              DESCRIPTION
--------------              -----------
(d)(2)                      Investment Advisory Agreement between BACAP and the
                            Registrant dated January 1, 2003, Schedule I amended
                            January 23, 2004, incorporated by reference to
                            Post-Effective Amendment No. 15, filed April 30,
                            2004.

(d)(3)                      Sub-Advisory Agreement among BACAP, Marsico Capital
                            Management, LLC ("Marsico Capital") and the
                            Registrant dated January 1, 2003, Schedule I amended
                            January 23, 2004, incorporated by reference to Post-Effective Amendment No. 15, filed April 30,
                            2004 and to be filed by amendment.

(d)(4)                      Sub-Advisory Agreement among BACAP, Brandes
                            Investment Partners, LLC ("Brandes") and the
                            Registrant dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed
                            April 30, 2003.

(d)(5)                      Sub-Advisory Agreement among BACAP, MacKay Shields
                            LLC ("MacKay Shields") and the Registrant dated
                            January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30,
                            2003.

(e)                         Underwriting Contract:

(e)(1)                      Distribution Agreement between the Registrant and
                            BACAP Distributors, LLC ("BACAP Distributors") dated
                            January 1, 2003, Schedule I amended January 23,
                            2004, incorporated by reference to Post-Effective
                            Amendment No. 15, filed April 30, 2004.

(f)                         Bonus or Profit Sharing Contracts:

(f)(1) Deferred Compensation Plan adopted August 6, 1997, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 15, filed
                            April 30, 2004.

(g)                         Custodian Agreements:

(g)(1)                      Amended and Restated Custody Agreement between the
                            Registrant and The Bank of New York ("BNY") dated
                            July 2, 2001, Schedule I amended January 23, 2004, incorporated by reference to Post-Effective
                            Amendment No. 15, filed April 30, 2004.

EXHIBIT LETTER              DESCRIPTION
--------------              -----------
(h)                         Other Material Contracts:

(h)(1)                      Administration Agreement among the Registrant and
                            BACAP Distributors dated January 1, 2003, Schedule A amended January 23, 2004, Schedule B amended January
                            1, 2004, incorporated by reference to Post-Effective
                            Amendment No. 15, filed April 30, 2004.

(h)(2)                      Sub-Administration Agreement among the Registrant,
                            BNY and BACAP Distributors dated January 1, 2003,
                            Schedule I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 15, filed
                            April 30, 2004.

(h)(3)                      Transfer Agency and Services Agreement between PFPC
                            Inc. (formerly First Data Investor Services Group,
                            Inc.) ("PFPC") and the Nations Funds family dated
                            June 1, 1995, Schedule G amended March 31, 2004, incorporated by reference to Post-Effective
                            Amendment No. 15, filed April 30, 2004.

(h)(4) Adoption Agreement and Amendment to Transfer Agency and Service Agreement dated February 25, 1998, incorporated by reference to Post-Effective
                            Amendment No. 4, filed March 7, 2000.

(h)(5) Amendment to Transfer Agency and Services Agreement dated December 1, 1999, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

(h)(6)                      Participation Agreement with Hartford Life Insurance
                            Company ("Hartford") dated March 13, 1998, incorporated by reference to Post-Effective
                            Amendment No. 4, filed March 7, 2000.

(h)(7)                      Amendment No. 1 to the Participation Agreement with
                            Hartford dated May 1, 2002, incorporated by reference to Post-Effective Amendment No. 15, filed
                            April 30, 2004.

(h)(8)                      Participation Agreement with Anchor National Life
                            Insurance Company dated December 1, 2000, incorporated by reference to Post-Effective
                            Amendment No. 15, filed April 30, 2004.

(h)(9)                      Participation Agreement among the Registrant,
                            Transamerica Life Insurance Company
                            ("Transamerica"), Stephens Inc. and AFSG Securities
                            Corporation dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed
                            April 30, 2001.

EXHIBIT LETTER              DESCRIPTION
--------------              -----------
(h)(10)                     Amendment No. 1 to the Participation Agreement with
                            Transamerica dated May 1, 2002, incorporated by
                            reference to Post-Effective Amendment No. 15, filed
                            April 30, 2004.

(h)(11)                     Amendment No. 2 to the Participation Agreement with
                            Transamerica dated May 1, 2003, incorporated by reference to Post-Effective Amendment No. 15, filed
                            April 30, 2004.

(h)(12)                     Amendment No. 3 to the Participation Agreement with
                            Transamerica dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 15, filed
                            April 30, 2004.

(h)(13)                     Participation Agreement with GE Life and Annuity
                            Assurance Company dated May 1, 2003, incorporated by reference to Post-Effective Amendment No. 15, filed
                            April 30, 2004.

(h)(14)                     Participation Agreement with First SunAmerica Life
                            Insurance Company dated January 1, 2003, incorporated by reference to Post-Effective
                            Amendment No. 15, filed April 30, 2004.

(h)(15)                     Amended and Restated Foreign Custody Manager
                            Agreement between BNY and the Nations Funds family dated July 2, 2001, Appendix dated January 23, 2004, incorporated by reference to Post-Effective
                            Amendment No. 15, filed April 30, 2004.

(i)                         Legal Opinion

(i)(1)                      Opinion and Consent of Counsel -- Morrison & Foerster
                            LLP, filed herewith.

(j)                         Other Opinions

(j)(1)                      Not Applicable

(k)                         Omitted Financial Statements

                            Not Applicable

(l)                         Initial Capital Agreement:

(l)(1)                      Investment Letter, incorporated by reference to
                            Pre-Effective Amendment No. 1, filed February 20, 1998.

EXHIBIT LETTER              DESCRIPTION
--------------              -----------
(m)                         Rule 12b-1 Plan:

(m)(1) Shareholder Servicing and Distribution Plan, last amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 15, filed April 30,
                            2004.

(n)                         Financial Data Schedule:

                            Not Applicable

(o)                         Rule 18f-3 Plan:

                            Not Applicable

(p)                         Codes of Ethics:

(p)(1)                      Nations Funds Code of Ethics, incorporated by reference
                            to Post-Effective Amendment No. 6, filed October 11, 2000.

(p)(2) BACAP and BACAP Distributors Code of Ethics, incorporated by reference to Post-Effective
                            Amendment No. 15, filed April 30, 2004.

(p)(3) Marsico Capital Code of Ethics, incorporated by reference to Post-Effective Amendment No. 10, filed
                            April 30, 2002.

(p)(4)                      Brandes Code of Ethics, incorporated by reference to
                            Post-Effective Amendment No. 6, filed October 11, 2000.

(p)(5) MacKay Shields Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed
                            October 11, 2000.

(q)(1)                      Powers of Attorney for Edmund L. Benson, Charles B.
                            Walker, Thomas S. Word, Jr., William H. Grigg,
                            Thomas F. Keller, Carl E. Mundy, Jr., James B.
                            Sommers, Cornelius J. Pings and William P.
                            Carmichael, incorporated by reference to
                            Post-Effective Amendment No. 12, filed April 30,
                            2003.

(q)(2) Power of Attorney for Minor Mickel Shaw, incorporated by reference to Post-Effective
                            Amendment No. 14, filed September 2, 2003.

(q)(3)                      Power of Attorney for Keith Banks, filed herewith.

ITEM 23. PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

      No person is controlled by or under common control with the Registrant.

ITEM 24. INDEMNIFICATION

            Article V, Section 5.3 of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agent is provided for, respectively, in the
Registrant's:

            1. Administration Agreement with BACAP Distributors;

            2. Sub-Administration Agreement with BNY and BACAP Distributors;

            3. Distribution Agreement with BACAP Distributors;

            4. Custody Agreement with BNY; and

            5. Transfer Agency and Services Agreement with PFPC.

            Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in such case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

            The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the "1933 Act") and Release No. 11330 under the Investment Company Act of 1940, as amended (the "1940 Act"), in connection with any indemnification.

            Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      To the knowledge of the Registrant, none of the directors or officers of BACAP, the adviser to the Registrant's portfolios, or Marsico Capital, Brandes or MacKay Shields, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BACAP or Marsico Capital respectively, or other subsidiaries of Bank of America Corporation.

      (a) BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

      (b) Marsico Capital performs investment sub-advisory services for the Registrant and certain other customers. Marsico Capital is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Marsico Capital with the SEC pursuant to the Advisers Act (file no. 801-54914).

      (c) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24896)

      (d) MacKay Shields performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by MacKay Shields with the SEC pursuant to Advisers Act (file no. 801-5594).

ITEM 26. PRINCIPAL UNDERWRITERS

      (a) BACAP Distributors, placement agent for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Separate Account Trust and Nations Funds Trust both of which are registered open-end management investment companies.

      (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by BACAP Distributors with the SEC pursuant to the 1940 Act (file No. 801-49874).

      (c)   Not applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

      (1) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

      (2) Marsico Capital, 1200 17th Street, Suite 1300, Denver, CO 80202 (records relating to its function as investment sub-adviser).

      (3) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

      (4) MacKay Shields, 9 West 57th Street, New York, New York, 10019 (records relating to its function as investment sub-advisor).

      (5) PFPC 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

      (6) BNY, 100 Church Street, 10th Floor, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

      (7) BACAP Distributors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as distributor and administrator).

      (8) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).

ITEM 28. MANAGEMENT SERVICES

      Not Applicable

ITEM 29. UNDERTAKINGS

      Not Applicable

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, State of North Carolina on the 3rd day of September, 2004.

                                   NATIONS SEPARATE ACCOUNT TRUST

                                   By:      *
                                       -----------------------------------------
                                       Keith Banks
                                       President and Chief Executive Officer

                                   By: /s/ Robert B. Carroll
                                       -----------------------------------------
                                       Robert B. Carroll
                                       *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

        SIGNATURES                                TITLE                            DATE
---------------------------             -------------------------            ----------------
          *                                     Chairman                     September 3, 2004
----------------------------            of the Board of Trustees
(William P. Carmichael)

          *                              Chief Financial Officer             September 3, 2004
----------------------------            (Principal Financial and
(Gerald Murphy)                            Accounting Officer)

          *                                      Trustee                     September 3, 2004
----------------------------
(Edmund L. Benson, III)

          *                                      Trustee                     September 3, 2004
----------------------------
(William H. Grigg)

          *                                      Trustee                     September 3, 2004
----------------------------
(Thomas F. Keller)

          *                                      Trustee                     September 3, 2004
----------------------------
(Carl E. Mundy, Jr.)

          *                                      Trustee                     September 3, 2004
----------------------------
(Cornelius J. Pings)

          *                                      Trustee                     September 3, 2004
----------------------------
(Minor Mickel Shaw)

          *                                      Trustee                     September 3, 2004
----------------------------
(James B. Sommers)

          *                                      Trustee                     September 3, 2004
----------------------------
(Charles B. Walker)

          *                                      Trustee                     September 3, 2004
----------------------------
(Thomas S. Word)

/s/ Robert B. Carroll
----------------------------
Robert B. Carroll
*Attorney-in-Fact

                         Nations Separate Account Trust
                                  Exhibit Index

Exhibit No.              Description
-----------              -----------
EX-99.22(i)(1)           Opinion and Consent of Counsel--Morrison & Foerster LLP

EX-99.22(q)(3)           Power of Attorney for Keith Banks